Taxation (Tables)	9 Months Ended
Sep. 30, 2026
Income Taxes [Abstract]
Schedule of Taxation

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Reconciliation of the tax expense (credit)
Loss for the period before tax	(6,870,455)	(13,367,528)	(13,904,661)	(11,302,480)
Loss before tax multiplied by the standard rate of corporation tax in the Isle of Man of 0% (2025: 0%)	-	-	-	-

Effects of:
Other permanent differences	(64,108)	(235,117)	245,150	138,756
Movement in deferred tax not recognized	725,078	801,129	1,785,961	2,117,884
Adjustment in respect of prior periods	-	-	58,504	-
Difference in overseas tax rates	(797,401)	(751,581)	(2,334,314)	(2,623,025)
Total income tax credit	(136,431)	(185,569)	(244,699)	(366,385)

Schedule of Unrecognized Deferred Tax Assets
The following table summarizes the components of deferred tax:

	September 30, 2026	December 31, 2025
	$	$
Short term timing differences	-	29,650
Accelerated capital allowances	(535,226)	(659,596)
Tax losses	533,749	321,635
ROU assets	(539,112)	(99,097)
Lease liabilities	481,539	103,659
Net deferred tax liability	(59,050)	(303,749)
Unused tax losses and temporary differences for which no deferred tax asset has been recognized are as follows:

	September 30, 2026	December 31, 2025 (As restated)[1]
	$	$
Accelerated capital deductions	6,071	1,254
Short term timing differences	309,462	293,196
Pre-trading tax losses	6,069,841	5,645,504
Trading tax losses	50,668,994	44,394,169
Lease liabilities	22,482	-
Total gross unused tax losses and temporary differences	57,076,850	50,334,123
1As at December 31, 2025 the audited consolidated financial statements previously disclosed gross unused tax losses and temporary differences of $98.96 million, comprised of the following components: Accelerated capital deductions of $50.49 million, pre-trading capital expenses $50.97 million and pre-trading tax losses $98.49 million. The amount previously disclosed has been restated for the following reasons: